Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11: -	SHAREHOLDERS' EQUITY

a.	The number of Ordinary Shares outstanding at December 31, 2019 and 2018 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

b.	Follow-on public offering:

On October 20, 2017, the Company entered an underwriting agreement related to a follow-on public offering of 1,444,814 Ordinary Shares, at an offering price of $19.50 per share for gross proceeds that amounted to $28,174, before underwriting discounts and commissions and other offering expenses that amounted to $1,940 (the "2017 Public Offering").

Under such agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 216,722 Ordinary Shares at $19.50 per share.

On October 25, 2017, upon the closing of the 2017 Public Offering, the Company issued 1,661,536 Ordinary Shares, including 216,722 shares sold pursuant to full exercise of the underwriters' option to purchase additional shares, for a total consideration of approximately $30,206, net of issuance costs of $2,194.

c.	Share option plan:

1.	The Company has granted options under an option plan as follows:

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

b)	During the year ended December 31, 2018, the Company's Board approved the grant of 32,700 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of four years, commencing as of the date of grant.

c)	During the year ended December 31, 2019, the Company's Board approved the grant of 388,020 RSUs to certain employees, officers and directors of the Company. Such RSUs have vesting schedules of up to four years, commencing as of the date of grant.

As of December 31, 2019, the total number of shares reserved under the 2013 Share Option Plan, is 2,450,000, out of which 614,475 Ordinary Shares are still available for future grants under the 2013 Share Option Plan as of that date.

2.	Stock options for the year ended December 31, 2019 under the Company's plans are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2019	415,510	$14.62	2.69	$3
Granted	-	-
Exercised	(2,250)	6.00
Expired and forfeited	(31,350)	15.30

Outstanding as of December 31, 2019	381,910	$14.62	1.64	$-

Vested and expected to vest at December 31, 2019	381,910	$14.62	1.64	$-

Exercisable as of December 31, 2019	274,008	$13.85	1.44	$-

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company's Ordinary Shares on the last day of fiscal 2019 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2019. This amount is impacted by the changes in the fair market value of the Company's Ordinary Shares.

As of December 31, 2019, all the outstanding and exercisable options are out-of-the-money.

3.	As of December 31, 2019, stock options under the 2013 Share Option Plan are as follows:

	Options outstanding at December 31, 2019			Options exercisable at December 31, 2019
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

11.12-14.52	243,358	11.90	1.17	202,533	11.90	1.10
18.90-19.85	138,552	19.39	2.46	71,475	19.38	2.40

	381,910			274,008

4.	RSUs for the year ended December 31, 2019 under the Company's 2013 Share Option Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2019	168,869	1.40	$1,253
Granted	388,020
Vested	(84,176)
Cancelled	(23,900)

Outstanding as of December 31, 2019	448,813	1.53	$3,824

5.	No options were granted during the years ended December 31, 2019 and 2018. The weighted average fair value of options granted during the year ended December 31, 2017 was $8.08. Grants of options in 2017 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

6.	The weighted average fair values of RSUs granted during the years ended December 31, 2019, 2018 and 2017 were $7.86, $19.68 and $19.52 per share, respectively.

7.	The following table summarizes the department allocation of the Company's share-based compensation charges:

	Year ended December 31,
	2019 (*)	2018 (*)	2017 (*)

Cost of revenues	$204	$112	$189
Research and development, net	729	808	473
Sales and marketing, net	638	698	499
General and administrative	657	503	1,055

	$2,228	$2,121	$2,216

(*)	Including $1,887, $1,359 and $1,335 of compensation cost related to RSUs for the years ended December 31, 2019, 2018 and 2017, respectively.

8.	As of December 31, 2019, there are $2,187 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.04 years.